UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

Trillium Mutual Funds
Trillium P21 Global Equity Fund
SCHEDULE OF INVESTMENTS at September 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 98.6%
Automobiles & Components: 1.8%
30,000	Aptiv PLC (Ireland)	$2,517,000
640,000	BYD Co. Ltd. (China)	4,550,272
20,000	Cie Generale des Etablissements Michelin SCA (France)	2,387,114
		9,454,386

Banks: 8.6%
288,160	Amalgamated Bank of New York (United States) (a) (b) (d)	4,724,816
475,000	Banco Bilbao Vizcaya Argentaria SA (Spain)	3,011,615
12,500,000	Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	2,641,483
150,000	DNB ASA (Norway)	3,156,675
7,000,000	Equity Group Holdings Ltd. (Kenya)	2,779,156
175,000	Hang Seng Bank Ltd. (Hong Kong)	4,748,450
34,000	HDFC Bank Ltd. - ADR (India)	3,199,400
37,000	PNC Financial Services Group, Inc. (United States)	5,039,030
85,000	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	3,497,450
19,600	SVB Financial Group (United States) (b)	6,092,268
95,000	The Toronto Dominion Bank (Canada)	5,772,888
		44,663,231

Capital Goods: 9.7%
150,000	Assa Abloy AB (Sweden)	3,006,583
130,000	Atlas Copco AB - Class A (Sweden)	3,738,566
200,000	Epiroc AB (Sweden) (b)	2,234,624
35,000	Ferguson PLC (Switzerland)	2,968,782
8,000	Geberit AG (Switzerland)	3,713,134
47,000	Hexcel Corp. (United States)	3,151,350
35,000	Ingersoll-Rand PLC (Ireland)	3,580,500
60,000	Kingspan Group PLC (Ireland)	2,793,548
75,000	Koninklijke Philips NV (Netherlands)	3,418,609
220,000	Kubota Corp. (Japan)	3,737,620
23,500	Nidec Corp. (Japan)	3,379,201
111,000	Quanta Services, Inc. (United States) (b)	3,705,180
23,500	Rockwell Automation, Inc. (United States)	4,406,720
28,500	Siemens AG (Germany)	3,644,111
500,000	Zhuzhou CRRC Times Electric Co. Ltd. (China)	2,855,978
		50,334,506

Commercial & Professional Services: 2.9%
3,425,926	China Everbright International Ltd. (Hong Kong)	2,957,904
85,000	Herman Miller, Inc. (United States)	3,264,000
120,000	Recruit Holdings Co. Ltd. (Japan)	4,008,176
51,000	Waste Management, Inc. (United States)	4,608,360
		14,838,440

Consumer Durables & Apparel: 3.6%
35,000	Coway Co. Ltd. (South Korea)	2,738,480
7,500	Kering SA (France)	4,022,659
55,000	Luxottica Group SpA (Italy)	3,727,506
70,000	Nike, Inc. - Class B (United States)	5,930,400
200,000	Panasonic Corp. (Japan)	2,318,246
		18,737,291

Consumer Services: 1.7%
23,000	Bright Horizons Family Solutions, Inc. (United States) (b)	2,710,320
177,884	Compass Group PLC (United Kingdom)	3,954,974
17,000	Marriott International, Inc. - Class A (United States)	2,244,510
		8,909,804

Diversified Financials: 4.5%
90,000	Bank of New York Mellon Corp. (United States)	4,589,100
375,000	FirstRand Ltd. (South Africa)	1,798,815
110,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT (United States)	2,361,700
76,300	Intercontinental Exchange, Inc. (United States)	5,714,107
37,000	MSCI, Inc. (United States)	6,564,170
135,000	ORIX Corp. (Japan)	2,185,870
		23,213,762

Food & Staples Retailing: 1.7%
270,000	Jeronimo Martins, SGPS, SA (Portugal)	3,979,704
209,000	Koninklijke Ahold Delhaize NV (Netherlands)	4,794,985
		8,774,689

Food, Beverage & Tobacco: 2.2%
41,000	Danone SA (France)	3,186,321
175,000	Darling Ingredients, Inc. (United States) (b)	3,381,000
37,000	McCormick & Co., Inc. (United States)	4,874,750
		11,442,071

Health Care Equipment & Services: 6.0%
20,000	Cochlear Ltd. (Australia)	2,899,926
31,000	Coloplast A/S - Class B (Denmark)	3,166,818
62,000	CVS Health Corp. (United States)	4,880,640
25,000	Edwards Lifesciences Corp. (United States) (b)	4,352,500
300,000	Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,991,375
60,000	Henry Schein, Inc. (United States) (b)	5,101,800
40,000	Medtronic PLC (Ireland)	3,934,800
45,000	Sysmex Corp. (Japan)	3,880,505
		31,208,364

Household & Personal Products: 3.4%
30,000	Blackmores Ltd. (Australia) (c)	2,869,068
117,000	Essity AB - Class B (Sweden)	2,936,851
40,000	Kao Corp. (Japan)	3,231,112
18,000	L'Oreal SA (France)	4,339,566
76,000	Unilever NV (Netherlands)	4,227,484
		17,604,081

Insurance: 3.0%
420,000	AIA Group Ltd. (Hong Kong)	3,745,106
18,000	Allianz SE (Germany)	4,006,199
510,000	Aviva PLC (United Kingdom)	3,254,057
35,000	The Travelers Companies, Inc. (United States)	4,539,850
		15,545,212

Materials: 5.7%
108,000	Ball Corp. (United States)	4,750,920
57,300	Croda International PLC (United Kingdom)	3,884,026
43,000	Ecolab, Inc. (United States)	6,741,540
72,100	Johnson Matthey PLC (United Kingdom)	3,345,691
550,000	Klabin SA (Brazil)	2,697,874
61,000	Novozymes A/S - Class B (Denmark)	3,345,759
30,000	Praxair, Inc. (United States)	4,821,900
		29,587,710

Media & Entertainment: 2.1%
9,150	Alphabet, Inc. - Class A (United States) (b)	11,044,782

Media: 0.6%
150,000	RELX PLC (United Kingdom)	3,155,513

Pharmaceuticals, Biotechnology & Life Sciences: 7.0%
12,000	Biogen, Inc. (United States) (b)	4,239,720
23,600	CSL Ltd. (Australia)	3,429,074
87,000	Gilead Sciences, Inc. (United States)	6,717,270
78,500	Merck & Co., Inc. (United States)	5,568,790
30,000	Merck KGaA (Germany)	3,099,618
80,000	Novo-Nordisk A/S - Class B (Denmark)	3,765,206
19,800	Roche Holdings AG (Switzerland)	4,787,946
25,300	Waters Corp. (United States) (b)	4,925,404
		36,533,028

Real Estate: 3.0%
300,000	British Land Co. PLC - REIT (United Kingdom)	2,412,963
120,000	Daiwa House Industry Co. Ltd. (Japan)	3,556,058
29,000	Jones Lang LaSalle, Inc. (United States)	4,185,280
200,000	LendLease Group - REIT (Australia)	2,841,601
13,000	Unibail-Rodamco-Westfield - REIT (Netherlands)	2,618,804
		15,614,706

Retailing: 4.0%
125,000	Industria de Diseno Textil SA (Spain)	3,776,442
80,000	The TJX Companies, Inc. (United States)	8,961,600
66,400	Tractor Supply Co. (United States)	6,034,432
650,000	Woolworths Holdings Ltd. (South Africa)	2,278,848
		21,051,322

Semiconductors & Semiconductor Equipment: 3.8%
75,000	Applied Materials, Inc. (United States)	2,898,750
47,000	NXP Semiconductors NV (Netherlands)	4,018,500
156,500	Samsung Electronic Co. Ltd. (South Korea)	6,549,662
148,000	Taiwan Semiconductor Manufacturing Co. Ltd. SA - ADR (Taiwan)	6,535,680
		20,002,592

Software & Services: 10.3%
28,000	Accenture PLC - Class A (Ireland)	4,765,600
28,000	Adobe Systems, Inc. (United States) (b)	7,558,600
44,300	Amadeus IT Holding SA (Spain)	4,106,116
35,000	ANSYS, Inc. (United States) (b)	6,533,800
32,000	Intuit, Inc. (United States)	7,276,800
55,000	Microsoft Corp. (United States)	6,290,350
60,000	PayPal Holdings, Inc. (United States) (b)	5,270,400
35,800	SAP SE (Germany)	4,402,092
50,800	Visa, Inc. - Class A (United States)	7,624,572
		53,828,330

Technology Hardware & Equipment: 4.4%
55,000	Apple, Inc. (United States)	12,415,700
150,000	Cisco Systems, Inc. (United States)	7,297,500
22,000	IPG Photonics Corp. (United States) (b)	3,433,540
		23,146,740

Telecommunication Services: 3.2%
90,000	BCE, Inc. (Canada)	3,646,266
460,000	China Mobile Ltd. (Hong Kong)	4,522,648
155,000	KDDI Corp. (Japan)	4,275,946
80,000	Verizon Communications, Inc. (United States)	4,271,200
		16,716,060

Transportation: 3.6%
28,000	Canadian Pacific Railway Ltd. (Canada)	5,922,998
47,000	East Japan Railway Co. (Japan)	4,365,790
40,000	Ryder Systems, Inc. (United States)	2,922,800
49,000	United Parcel Service, Inc. - Class B (United States)	5,720,750
		18,932,338

Utilities: 1.8%
50,000	American Water Works Co., Inc. (United States)	4,398,500
6,000,000	Huaneng Renewables Corp. Ltd. (Hong Kong)	1,789,118
160,000	Red Electrica Corp SA (Spain)	3,344,885
		9,532,503
TOTAL COMMON STOCKS
(Cost $343,902,828)		513,871,461

PREFERRED STOCKS: 0.6%
Banks: 0.6%
275,000	Itau Unibanco Holding SA - ADR (Brazil)	3,019,500
TOTAL PREFERRED STOCKS
(Cost $1,929,175)		3,019,500

SHORT-TERM INVESTMENTS: 0.5%
Money Market Funds: 0.5%
2,581,771	Invesco-Government & Agency Portfolio - Institutional Class, 1.969% (United States) (e)	2,581,771
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,581,771)		2,581,771

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING: 0.4%
Money Market Funds: 0.4%
2,236,000	First American Government Obligations Fund, Class Z, 1.938% (United States) (e)	2,236,000
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
(Cost $2,236,000)		2,236,000

TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $350,649,774)		521,708,732
Liabilities in Excess of Other Assets: (0.1)%		(586,179)
TOTAL NET ASSETS: 100.0%		$521,122,553

(a)
Security is fair valued under supervision of the Board of Trustees using significant unobservable inputs and is categorized as a Level 3 security.  At September 30, 2018, the value of these securities was $4,724,816 or 0.9% of net assets.

(b)	Non-income producing security.
(c)	This security or a portion of this security was out on loan at September 30, 2018. As of September 30, 2018 the value of loaned securities was $2,056,165 or 0.4% of net assets.
(d)	All or a portion of this security is considered illiquid. As of September 30, 2018, the value of illiquid securities was $4,724,816 or 0.9% of net assets.
(e)	Seven-day yield as of September 30, 2018.

ADR -	American Depositary Receipt
REIT -	Real Estate Investment Trust

The Global Industry Classifications Standard (GICS®) sector and industry classifications were developed by MSCI, Inc., an independent provider of global indices and benchmark related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS® methodology has been widely accepted as an industry analysis framework for investment research, portfolio management, and asset allocation.

Country	Portfolio Value	Percent of Net Assets
Australia	$ 12,039,669	2.3%
Brazil	5,717,374	1.1%
Canada	15,342,152	2.9%
China	7,406,250	1.4%
Denmark	10,277,783	2.0%
France	13,935,660	2.7%
Germany	15,152,020	2.9%
Hong Kong	17,763,226	3.4%
India	3,199,400	0.6%
Indonesia	2,641,483	0.5%
Ireland	17,591,448	3.4%
Italy	3,727,506	0.7%
Japan	38,435,974	7.4%
Kenya	2,779,156	0.5%
Netherlands	19,078,382	3.7%
New Zealand	2,991,375	0.6%
Norway	3,156,675	0.6%
Portugal	3,979,704	0.8%
South Africa	4,077,663	0.8%
South Korea	9,288,142	1.8%
Spain	14,239,058	2.7%
Sweden	11,916,624	2.3%
Switzerland	11,469,862	2.2%
Taiwan	6,535,680	1.3%
United Kingdom	20,007,224	3.8%
United States	248,959,242	47.7%
Liabilities in Excess of Other Assets:	(586,179)	(0.1)%
Total	$ 521,122,553	100.0%

Summary of Fair Value Disclosure at September 30, 2018 (Unaudited)

The Trillium P21 Global Equity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018.

Common Stocks	Level 1	Level 2	Level 3	Total
Automobiles & Components	$2,517,000	$6,937,386	$-	$9,454,386
Banks	22,882,742	17,055,673	4,724,816	44,663,231
Capital Goods	17,078,374	33,256,132	-	50,334,506
Commercial & Professional Services	7,872,360	6,966,080	-	14,838,440
Consumer Durables & Apparel	5,930,400	12,806,891	-	18,737,291
Consumer Services	4,954,830	3,954,974	-	8,909,804
Diversified Financials	19,229,077	3,984,685	-	23,213,762
Food & Staples Retailing	-	8,774,689	-	8,774,689
Food, Beverage & Tobacco	8,255,750	3,186,321	-	11,442,071
Health Care Equipment & Services	18,269,740	12,938,624	-	31,208,364
Household & Personal Products	-	17,604,081	-	17,604,081
Insurance	4,539,850	11,005,362	-	15,545,212
Materials	19,012,234	10,575,476	-	29,587,710
Media & Entertainment	11,044,782	-	-	11,044,782
Media	-	3,155,513	-	3,155,513
Pharmaceuticals, Biotechnology & Life Sciences	21,451,184	15,081,844	-	36,533,028
Real Estate	4,185,280	11,429,426	-	15,614,706
Retailing	14,996,032	6,055,290	-	21,051,322
Semiconductors & Semiconductor Equipment	13,452,930	6,549,662	-	20,002,592
Software & Services	45,320,122	8,508,208	-	53,828,330
Technology Hardware & Equipment	23,146,740	-	-	23,146,740
Telecommunication Services	7,917,466	8,798,594	-	16,716,060
Transportation	14,566,548	4,365,790	-	18,932,338
Utilities	4,398,500	5,134,003	-	9,532,503
Total Common Stocks	291,021,941	218,124,704	4,724,816	513,871,461
Preferred Stocks
Banks	3,019,500	-	-	3,019,500
Total Preferred Stocks	3,019,500	-	-	3,019,500
Short-Term Investments	2,581,771	-	-	2,581,771
Investment Purchased with Cash
Proceeds from Securities Lending	2,236,000	-	-	2,236,000
Total Investments in Securities	$298,859,212	$218,124,704	$4,724,816	$521,708,732

The Fund had transfers out of Level 1 and into Level 2 and there were no transfers into or out of Level 3 as of September 30, 2018.

The following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stocks
Balance as of June 30, 2018	$ 3,205,797
Acquisitions	-
Dispositions	-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	1,519,019
Transfer in and/or out of Level 3	-
Balance as of September 30, 2018	$ 4,724,816
Change in unrealized appreciation/depreciation for Level 3 investments held at September 30, 2018	$ 1,519,019

Security Type	Fair Value at 9/30/2018	Valuation Technique	Unobservable Input	Input Value
Common Stocks	$ 4,724,816	Relative benchmark	Market data	(1.13)% - 0.88%
		Liquidity discount	Discount note	15% - 20%

Significant increases (decreases) in market data would result in a significantly higher (lower) fair value measurement, respectively.
Significant decreases (increases) in liquidity discount would result in a significantly lower (higher) fair value measurement, respectively.

The Trust's Board of Trustees has established a Valuation Committee to oversee valuation techniques in accordance with the adopted valuation procedures.  The Board of Trustees ratifies valuation techniques quarterly.

Trillium Mutual Funds
Trillium Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS at September 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 99.8%
Automobiles & Components: 1.4%
6,050	BorgWarner, Inc.	$258,819

Banks: 8.1%
2,397	Eagle Bancorp, Inc. (a)	121,288
6,150	East West Bancorp, Inc.	371,276
1,880	First Republic Bank	180,480
680	SVB Financial Group (a)	211,364
18,860	Umpqua Holdings Corp.	392,288
4,720	Webster Financial Corp.	278,291
		1,554,987

Capital Goods: 11.2%
1,550	Acuity Brands, Inc.	243,660
3,930	AO Smith Corp.	209,744
6,215	Hexcel Corp.	416,716
2,225	Lincoln Electric Holdings, Inc.	207,904
2,790	Middleby Corp. (a)	360,886
6,055	Quanta Services, Inc. (a)	202,116
2,960	Wabtec Corp.	310,445
2,565	Xylem, Inc.	204,867
		2,156,338

Commercial & Professional Services: 4.2%
10,065	Interface, Inc.	235,018
1,910	ManpowerGroup, Inc.	164,184
6,030	Tetra Tech, Inc.	411,849
		811,051

Consumer Durables & Apparel: 7.4%
1,975	Carter's, Inc.	194,735
2,475	Deckers Outdoor Corp. (a)	293,486
12,120	Hanesbrands, Inc.	223,372
2,985	lululemon Athletica, Inc. (a)	485,032
10,820	Newell Brands, Inc.	219,646
		1,416,271

Diversified Financials: 3.4%
1,655	MSCI, Inc.	293,614
5,005	Stifel Financial Corp.	256,556
12,098	WisdomTree Investments, Inc.	102,591
		652,761

Energy: 3.7%
3,120	Core Laboratories NV	361,389
19,615	Superior Energy Services, Inc. (a)	191,050
7,015	Tallgrass Energy LP	165,414
		717,853

Food & Staples Retailing: 1.2%
7,545	United Natural Foods, Inc. (a)	225,973

Food, Beverage & Tobacco: 1.1%
3,205	Lamb Weston Holdings, Inc.	213,453

Health Care Equipment & Services: 6.5%
7,560	Hologic, Inc. (a)	309,809
2,740	LHC Group, Inc. (a)	282,193
1,109	Nevro Corp. (a)	63,213
5,800	Omnicell, Inc. (a)	417,020
1,415	West Pharmaceutical Services, Inc.	174,710
		1,246,945

Household & Personal Products: 1.0%
3,190	Church & Dwight Co., Inc.	189,390

Insurance: 4.6%
2,615	Hanover Insurance Group, Inc.	322,613
4,005	Horace Mann Educators Corp.	179,825
2,580	Reinsurance Group America, Inc.	372,964
		875,402

Materials: 5.0%
1,650	International Flavors & Fragrances, Inc.	229,548
4,505	Minerals Technologies, Inc.	304,538
13,520	Owens-Illinois, Inc. (a)	254,040
3,095	Sonoco Products Co.	171,773
		959,899

Media & Entertainment: 1.1%
8,445	IMAX Corp. (a)	217,881

Pharmaceuticals, Biotechnology & Life Sciences: 4.8%
1,582	Alkermes PLC (a)	67,140
6,915	Cambrex Corp. (a)	472,985
503	Ligand Pharmaceuticals, Inc. (a)	138,069
4,580	Syneos Health, Inc. (a)	236,099
		914,293

Real Estate: 7.6%
9,935	Acadia Realty Trust - REIT	278,479
8,935	Brandywine Realty Trust - REIT	140,458
2,680	Camden Property Trust - REIT	250,768
1,460	EastGroup Properties, Inc. - REIT	139,605
7,505	Forest City Realty Trust, Inc. - Class A - REIT	188,300
1,595	Jones Lang LaSalle, Inc.	230,190
5,195	LTC Properties, Inc. - REIT	229,151
		1,456,951

Retailing: 4.3%
4,900	LKQ Corp. (a)	155,183
8,645	Tailored Brands, Inc.	217,768
5,060	Tractor Supply Co.	459,852
		832,803

Semiconductors & Semiconductor Equipment: 3.0%
17,005	Cypress Semiconductor Corp.	246,402
2,799	First Solar, Inc. (a)	135,528
3,395	Maxim Integrated Products, Inc.	191,444
		573,374

Software & Services: 7.5%
2,300	ANSYS, Inc. (a)	429,363
3,620	Blackbaud, Inc.	367,358
3,285	LogMeIn, Inc.	292,694
4,840	Zendesk, Inc. (a)	343,640
		1,433,055

Technology Hardware & Equipment: 6.5%
1,045	F5 Networks, Inc. (a)	208,394
1,730	IPG Photonics Corp. (a)	270,001
1,370	Palo Alto Networks, Inc. (a)	308,606
1,100	Rogers Corp. (a)	162,052
6,995	Trimble, Inc. (a)	304,003
		1,253,056

Transportation: 2.1%
3,400	JB Hunt Transport Services, Inc.	404,396

Utilities: 4.1%
6,870	Aqua America, Inc.	253,503
2,080	Atmos Energy Corp.	195,333
1,850	ONE Gas, Inc.	152,218
3,325	Ormat Technologies, Inc.	179,916
		780,970

TOTAL COMMON STOCKS
(Cost $16,589,374)		19,145,921

SHORT-TERM INVESTMENTS: 0.4%
Money Market Funds: 0.4%
81,814	Invesco-Government & Agency Portfolio - Institutional Class, 1.969% (b)	81,814
TOTAL SHORT-TERM INVESTMENTS
(Cost $81,814)		81,814

TOTAL INVESTMENTS IN SECURITIES: 100.2%
(Cost $16,671,188)		19,227,735
Liabilities in Excess of Other Assets: (0.2)%		(52,175)
TOTAL NET ASSETS: 100.0%		$19,175,560

(a)	Non-income producing security.
(b)	Seven-day yield as of September 30, 2018.

REIT -	Real Estate Investment Trust

The Global Industry Classifications Standard (GICS®) sector and inustry classifications were developed by MSCI, Inc., an independent provider of global indices and benchmark related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS® methodology has been widely accepted as an industry analysis framework for investment research, portfolio management, and asset allocation.

Summary of Fair Value Disclosure at September 30, 2018 (Unaudited)

The Trillium Small/Mid Cap Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018.

	Level 1	Level 2	Level 3	Total
Common Stocks [1]	$19,145,921	$-	$-	$19,145,921
Short-Term Investments	81,814	-	-	81,814
Total Investments in Securities	$19,227,735	$-	$-	$19,227,735

[1] See Schedule of Investments for industry breakout.

The Fund did not hold Level 3 investments nor have transfers into or out of Level 1 or 2 as of September 30, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date                                                  November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date                                                  November 21, 2018

By (Signature and Title)* /s/ Aaron J. Perkovich
                                             Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                                                  November 27, 2018

* Print the name and title of each signing officer under his or her signature.